Investment Objectives and Goals - U.S. LARGE COMPANY PORTFOLIO	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Large Company Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The U.S. Large Company Portfolio (the “Portfolio”) seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index.